Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Transactions with Related Parties
The following table provides the total amount of transactions that have been entered into with the related parties in 2019, 2018 and 2017.

	2019			2018			2017
	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)
Associates	110	98	—	121	103	(33)	230	134	(6)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	904	184	138	280	52	(9)	267	50	(33)

Total	1,014	282	138	401	155	(42)	497	184	(39)

Summary of Settlement with Related Parties
As of December 31, 2019 and 2018, the Group had the following balances in settlement with related parties:

	December 31, 2019			December 31, 2018
	Financial assets from	Financial liabilities to	Total outstanding, net	Financial assets from	Financial liabilities to	Total outstanding, net
Associates	7	(6)	1	7	(13)	(6)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	100	(963)	(863)	50	(500)	(450)

Total	107	(969)	(862)	57	(513)	(456)